Document and Entity Information	Sep. 25, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	ExxonMobil Holdings Corp
Amendment Flag	false
Entity Central Index Key	0002115436
Document Type	8-K
Document Period End Date	Sep. 25, 2026
Entity Incorporation State Country Code	TX
Entity File Number	1-43384
Entity Tax Identification Number	41-4104094
Entity Address, Address Line One	22777 Springwoods
Entity Address, Address Line Two	Village Parkway
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389-1425
City Area Code	(972)
Local Phone Number	940-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	XOM
Security Exchange Name	NYSE
Zero Point Five Two Four Percent Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.524% Notes due 2028
Trading Symbol	XOM28
Security Exchange Name	NYSE
Zero Point Five Two Four Percent Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.835% Notes due 2032
Trading Symbol	XOM32
Security Exchange Name	NYSE
One Point Four Zero Eight Percent Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.408% Notes due 2039
Trading Symbol	XOM39A
Security Exchange Name	NYSE